NOTE 5 - RELATED PARTY TRANSACTIONS (Details) (USD $)	Jun. 30, 2013
Related Party Transactions [Abstract]
Accounts Payable, Related Parties	$ 56,290
Due to Related Parties	9,856
Due to Officers or Stockholders	3,362
Due from Officers or Stockholders	$ 36,258